INTANGIBLE ASSETS—NET - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 13, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets (excluding goodwill)		$ 76,800
Gain (loss) on disposition of intangible assets	$ (5,700)	(5,679)	$ 0	$ 0
Fair value of assets acquired		32,600
Amortization		$ 56,100	$ 56,700	$ 56,700
Impairment, Intangible Asset, Statement of Income or Comprehensive Income [Extensible Enumeration]		Loss on impairment of goodwill